Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		$ 1,033
Assets at end of period		1,195	$ 1,033
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		675
Assets at end of period		985	675
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		2,442
Assets at end of period		4,044	2,442
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		682	803
Change in fair value included in earnings		(239)	(222)
Change in fair value included in other comprehensive income	[1]	75	(56)
Purchases/Issuances		1,056	1,475
Sales		(662)	(1,256)
Transfers into Level 3		446	169
Transfers out of Level 3		(370)	(231)
Assets at end of period		988	682
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(46)	38
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		675	803
Change in fair value included in earnings		(237)	(222)
Change in fair value included in other comprehensive income	[1]	76	(56)
Purchases/Issuances		1,045	1,465
Sales		(657)	(1,253)
Transfers into Level 3		444	169
Transfers out of Level 3		(361)	(231)
Assets at end of period		985	675
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(45)	38
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		7
Change in fair value included in earnings		(2)
Change in fair value included in other comprehensive income	[1]	(1)
Purchases/Issuances		11	10
Sales		(5)	(3)
Transfers into Level 3		2
Transfers out of Level 3		(9)
Assets at end of period		3	7
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		2,442	1,903
Change in fair value included in earnings		231	315
Change in fair value included in other comprehensive income	[1]	176	(92)
Purchases/Issuances		1,458	628
Sales		(321)	(276)
Maturities/Settlement			(4)
Transfers into Level 3		66
Transfers out of Level 3			(32)
Assets at end of period		4,052	2,442
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	274	374
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		8
Assets at end of period		8
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		2,442	1,903
Change in fair value included in earnings		231	315
Change in fair value included in other comprehensive income	[1]	176	(92)
Purchases/Issuances		1,450	628
Sales		(321)	(276)
Maturities/Settlement			(4)
Transfers into Level 3		66
Transfers out of Level 3			(32)
Assets at end of period		4,044	2,442
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	274	374
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in other comprehensive income	[1]	1
Assets at beginning of period		133	94
Change in fair value included in other comprehensive income	[1]		26
Purchases/Issuances		15	13
Sales		(1)
Transfers into Level 3		6
Assets at end of period		154	133
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in other comprehensive income	[1]	1
Assets at beginning of period		132	93
Change in fair value included in other comprehensive income	[1]		26
Purchases/Issuances		15	13
Sales		(1)
Transfers into Level 3		6
Assets at end of period		153	132
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1	1
Assets at end of period		1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		15
Maturities/Settlement		(1)
Assets at beginning of period		6	1,945
Change in fair value included in other comprehensive income	[1]		(150)
Purchases/Issuances			1,812
Maturities/Settlement			(1,302)
Transfers out of Level 3			(2,299)
Assets at end of period		20	6
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	4
Transfers into Level 3		3
Transfers out of Level 3		(3)	(2)
Liabilities at end of period		2	2
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	4
Transfers into Level 3		3
Transfers out of Level 3		(3)	(2)
Liabilities at end of period		2	2
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		2
Sales			(13)
Transfers into Level 3			$ 13
Liabilities at end of period		2
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		49
Assets at end of period		49
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		26
Assets at end of period		26
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances		26
Assets at end of period		$ 26

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2022 and 2021 are included in earnings for the year.